Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Number of Common Shares	Equity Reserves	Treasury Shares	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Balance, shares at Dec. 31, 2023		128,728,248
Balance, amount at Dec. 31, 2023	$ 106,001	$ 151,688	$ 11,041	$ (97)	$ (5,208)	$ (51,423)
Statement [Line Items]
At the market issuances, shares		9,338,685
At the market issuances, amount	9,732	$ 9,732	0
Exercise of options, shares		1,301,000
Exercise of options, amount	986	$ 1,515	(529)
Vesting of RSUs, shares		1,197,709
Vesting of RSUs, amount	0	$ 1,018	(1,018)	0	0	0
Issuance costs	(628)	(628)	0	0	0	0
Share-based payments	2,035	0	2,035	0	0	0
Net income for the period	8,100	0	0	0	0	8,100
Currency translation differences	(827)	$ 0	0	0	(827)	0
Balance, shares at Dec. 31, 2024		140,565,642
Balance, amount at Dec. 31, 2024	125,399	$ 163,325	11,529	(97)	(6,035)	(43,323)
Statement [Line Items]
At the market issuances, shares		16,504,560
At the market issuances, amount	77,024	$ 77,024	0	0	0	0
Exercise of options, shares		3,930,490
Exercise of options, amount	2,617	$ 4,768	(2,151)	0	0	0
Vesting of RSUs, shares		1,308,296
Vesting of RSUs, amount	0	$ 1,008	(1,008)	0	0	0
Issuance costs	(2,808)	(2,808)	0	0	0	0
Share-based payments	3,726	0	3,726	0	0	0
Net income for the period	26,643					26,643
Carrying value of RSUs forfeited for withholding taxes	(342)	$ 0	(342)	0	0	0
Expiration of options			(65)			65
Currency translation differences	1,771				1,771
Balance, shares at Dec. 31, 2025		162,308,988
Balance, amount at Dec. 31, 2025	$ 234,030	$ 243,317	$ 11,689	$ (97)	$ (4,264)	$ (16,615)